TAXATION (Details)		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2020 USD ($)
Income Tax [Line Items]
Federal corporate income tax rate				25.00%	25.00%	25.00%
Statutory reserves				¥ 692,008,508	¥ 689,706,737			$ 106,054,944
Utilization and reversal of valuation allowances				44,895,888	32,719,772	¥ 1,388,479
Deferred Tax Assets, Valuation Allowance				¥ 136,847,274	¥ 144,316,817	¥ 114,620,700	¥ 86,443,363
Percentage of unrecognized deferred tax liability				5	5	5
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Research and Development, Amount				¥ 83,300,000	¥ 88,000,000.0	¥ 59,300,000
JAPAN [Member]
Income Tax [Line Items]
Federal corporate income tax rate				37.60%
SWITZERLAND
Income Tax [Line Items]
Federal corporate income tax rate				11.60%
GERMANY
Income Tax [Line Items]
Federal corporate income tax rate				33.00%
ITALY
Income Tax [Line Items]
Federal corporate income tax rate				27.90%
China
Income Tax [Line Items]
Federal corporate income tax rate	25.00%			15.00%	15.00%	15.00%
Dividend distribution withholding tax				10.00%
Statutory reserves				¥ 3,878,527,864	¥ 3,883,577,293	¥ 3,250,957,069
Deferred tax liability reinvested earnings				¥ 193,926,393	¥ 194,178,865	¥ 162,547,853
China | Enterprise in the Encouraged Industry
Income Tax [Line Items]
Federal corporate income tax rate				15.00%	15.00%	15.00%
China | Yuhuan Jinko and Haining Jinko
Income Tax [Line Items]
Federal corporate income tax rate				15.00%	15.00%
China | Forecast [Member] | Enterprise in the Encouraged Industry
Income Tax [Line Items]
Federal corporate income tax rate		15.00%	15.00%
China | Forecast [Member] | High and New Technology Enterprise
Income Tax [Line Items]
Reduced statutory rate		15.00%	15.00%
HONG KONG
Income Tax [Line Items]
Federal corporate income tax rate				16.50%
Dividend distribution withholding tax				5.00%
HONG KONG | Minimum [Member]
Income Tax [Line Items]
Federal corporate income tax rate				25.00%
PORTUGAL
Income Tax [Line Items]
Federal corporate income tax rate				23.00%
USA [Member]
Income Tax [Line Items]
Federal corporate income tax rate							21.00%
Reduced statutory rate				23.59%	27.90%
USA [Member] | Minimum [Member]
Income Tax [Line Items]
Federal corporate income tax rate							0.75%
USA [Member] | Maximum [Member]
Income Tax [Line Items]
Federal corporate income tax rate							9.99%
CANADA [Member]
Income Tax [Line Items]
Federal corporate income tax rate				15.00%
State/Province tax rate				12.00%
AUSTRALIA [Member]
Income Tax [Line Items]
Federal corporate income tax rate				30.00%
BRAZIL [Member]
Income Tax [Line Items]
Federal corporate income tax rate				34.00%
MEXICO [Member]
Income Tax [Line Items]
Federal corporate income tax rate				30.00%
Malaysia [Member]
Income Tax [Line Items]
Federal corporate income tax rate				24.00%
Income Tax Holiday, Description				a five year 100% tax exemption